Distribution of Interest Income by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Interest income	$ 2,346	$ 1,484	$ 1,306
Ireland
Segment Reporting Information [Line Items]
Interest income	1,084	407	102
Rest of Europe
Segment Reporting Information [Line Items]
Interest income	1,222	1,040	1,151
United States
Segment Reporting Information [Line Items]
Interest income	16	2	4
Other
Segment Reporting Information [Line Items]
Interest income	$ 24	$ 35	$ 49